UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           600 Madison Avenue, 11th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 28-06505
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           -------------------------
Phone:     212-644-2202
           -------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner      New York, New York          11/13/08
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        56
                                               -------------

Form 13F Information Table Value Total:        $168,205
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
   ---            -----------        ----------------------------
    1              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    2              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                           FORM 13F INFORMATION TABLE

                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE  SHARED   NONE
ALPHA NATURAL RESOURCES INC      COM               02076X102      746      14500   SH        OTHER     1 2 3           14500
ALPHARMA INC                     CL A              020813101    1,457      39500   SH  PUT   OTHER     1 2 3           39500
ALPHARMA INC                     CL A              020813101    4,799     130100   SH        OTHER     1 2 3          130100
AMTRUST FINANCIAL SERVICES I     COM               032359309    1,019      75000   SH        OTHER     1 2 3           75000
ANHEUSER BUSCH COS INC           COM               035229103   19,140     295000   SH        OTHER     1 2 3          295000
APPLIED BIOSYSTEMS INC DEL       COM               038149100    2,593      75700   SH        OTHER     1 2 3           75700
BARR PHARMACEUTICALS INC         COM               068306109    6,589     100900   SH        OTHER     1 2 3          100900
BLACKROCK INC                    COM               09247X101      486       2500   SH        OTHER     1 2 3            2500
CELL THERAPEUTICS INC            WARRANTS          150990596        0     200295   SH        OTHER     1 2 3          200295
COLLECTIVE BRANDS INC            COM               19421W100    1,099      60000   SH        OTHER     1 2 3           60000
COLUMBIA LABS INC                WARRANTS          197990195        0     203129   SH        OTHER     1 2 3          203129
CORN PRODS INTL INC              COM               219023108      862      26700   SH        OTHER     1 2 3           26700
DG FASTCHANNEL INC               COM               23326R109      767      35000   SH        OTHER     1 2 3           35000
DIEBOLD INC                      COM               253651103      331      10000   SH        OTHER     1 2 3           10000
DIEBOLD INC                      COM               253651103      331      10000   SH  PUT   OTHER     1 2 3           10000
DOW CHEM CO                      COM               260543103    1,589      50000   SH  PUT   OTHER     1 2 3           50000
FORDING CDN COAL TR              TR UNIT           345425102    5,077      62000   SH        OTHER     1 2 3           62000
FOUNDRY NETWORKS INC             COM               35063R100    1,275      70000   SH  PUT   OTHER     1 2 3           70000
FOUNDRY NETWORKS INC             COM               35063R100    1,411      77500   SH        OTHER     1 2 3           77500
FREEPORT-MCMORAN COPPER & GO     COM               35671D857      853      15000   SH  CALL  OTHER     1 2 3           15000
GENENTECH INC                    COM NEW           368710406   15,297     172500   SH        OTHER     1 2 3          172500
GREY WOLF INC                    COM               397888108    1,693     217611   SH        OTHER     1 2 3          217611
GSE SYSTEMS INC                  COM               36227K106      140      20000   SH        OTHER     1 2 3           20000
GYMBOREE CORP                    COM               403777105      710      20000   SH        OTHER     1 2 3           20000
HERCULES INC                     COM               427056106      544      27500   SH        OTHER     1 2 3           27500
HERCULES INC                     COM               427056106      594      30000   SH  PUT   OTHER     1 2 3           30000
HILB ROGAL & HOBBS CO            COM               431294107    7,104     152000   SH        OTHER     1 2 3          152000
I-MANY INC                       WARRANTS          449993054        0      49673   SH        OTHER     1 2 3           49673
IMCLONE SYS INC                  COM               45245W109    1,248      20000   SH  PUT   OTHER     1 2 3           20000
IMCLONE SYS INC                  COM               45245W109   10,296     165000   SH        OTHER     1 2 3          165000
INPLAY TECHNOLOGIES INC          WARRANTS          45773L103        0      25485   SH        OTHER     1 2 3           25485
INTERNATIONAL RECTIFIER CORP     COM               460254105      190      10000   SH        OTHER     1 2 3           10000
LIGAND PHARMACEUTICALS INC       CL B              53220K207      786     266425   SH        OTHER     1 2 3          266425
MEDIFAST INC                     COM               58470H101      817     120000   SH        OTHER     1 2 3          120000
MERRILL LYNCH & CO INC           COM               590188108      506      20000   SH        OTHER     1 2 3           20000
MERRILL LYNCH & CO INC           COM               590188108      506      20000   SH  PUT   OTHER     1 2 3           20000
NABI BIOPHARMACEUTICALS          COM               629519109      812     174355   SH        OTHER     1 2 3          174355
NATIONWIDE FINL SVCS INC         CL A              638612101      395       8000   SH        OTHER     1 2 3            8000
O REILLY AUTOMOTIVE INC          COM               686091109    1,071      40000   SH        OTHER     1 2 3           40000
PENNY J C INC                    COM               708160106      834      25000   SH  CALL  OTHER     1 2 3           25000
QWEST COMMUNICATIONS INTL IN     COM               749121109      243      75362   SH        OTHER     1 2 3           75362
REPUBLIC SVCS INC                COM               760759100      300      10000   SH  PUT   OTHER     1 2 3           10000
RIO TINTO PLC                    SPONSORED ADR     767204100      604       2421   SH        OTHER     1 2 3            2421
ROHM & HAAS CO                   COM               775371107    8,400     120000   SH        OTHER     1 2 3          120000
ROSS STORES INC                  COM               778296103    2,025      55000   SH        OTHER     1 2 3           55000
SPDR TR                          UNIT SER 1        78462F103   32,477     280000   SH  PUT   OTHER     1 2 3          280000
TAKE-TWO INTERACTIVE SOFTWAR     COM               874054109      648      39500   SH        OTHER     1 2 3           39500
TEVA PHARMACEUTICAL INDS LTD     ADR               881624209      229       5000   SH  PUT   OTHER     1 2 3            5000
TJX COS INC NEW                  COM               872540109    1,221      40000   SH        OTHER     1 2 3           40000
TRACTOR SUPPLY CO                COM               892356106      841      20000   SH        OTHER     1 2 3           20000
TWEEN BRANDS INC                 COM               901166108      392      40000   SH        OTHER     1 2 3           40000
URBAN OUTFITTERS INC             COM               917047102      952      29859   SH        OTHER     1 2 3           29859
UST INC                          COM               902911106    5,849      87900   SH        OTHER     1 2 3           87900
WAL MART STORES INC              COM               931142103    1,797      30000   SH        OTHER     1 2 3           30000
WRIGLEY WM JR CO                 COM               982526105    3,970      50000   SH  PUT   OTHER     1 2 3           50000
WRIGLEY WM JR CO                 COM               982526105   14,292     180000   SH        OTHER     1 2 3          180000